Discontinued Operations (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
OPERATING EXPENSES:
Selling, general and administrative expenses	$ (1,598,984)	$ (2,065,829)	$ (918,605)
Research and development expenses	(120,000)
Loss from operations	(5,163,601)	(6,658,029)	(2,307,106)
OTHER INCOME (EXPENSES)
Interest income		84	13
Loss before income taxes	(5,168,642)	(6,659,422)	(2,307,119)
Income tax expense
Discontinued Operations [Member]
Revenue	28,747,362	43,651,923	45,734,647
Cost of revenue	26,553,802	39,093,782	39,022,360
Gross profit	2,193,560	4,558,141	6,712,287
OPERATING EXPENSES:
Provision for doubtful accounts	(8,385,084)	(2,559,785)	(2,184,221)
Selling, general and administrative expenses	(3,484,700)	(3,930,780)	(4,382,563)
Research and development expenses	(139,780)	(223,668)	(1,182,133)
Total operating expenses	(12,009,564)	(6,714,233)	(7,748,917)
Loss from operations	(9,816,004)	(2,156,092)	(1,036,630)
OTHER INCOME (EXPENSES)
Other expenses, net	1,872	(4,113)	111,922
Interest income	235	2,198	6,038
Interest expense	(1,783,833)	(2,038,291)	(1,360,608)
Finance expense	(825)	(11,724)	(5,111)
Estimated claims charges	(591,884)	(3,521,086)	(2,808,457)
Total other expense, net	(2,374,435)	(5,573,016)	(4,056,216)
Loss before income taxes	(12,190,439)	(7,729,108)	(5,092,846)
Income tax expense
Net loss from discontinued operations	$ (12,190,439)	$ (7,729,108)	$ (5,092,846)